Note 1 - Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and Description of Business

Basis of Presentation — Interim Financial Information

The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. They should be read in conjunction with the consolidated financial statements and related notes to the consolidated financial statements of Andalay Solar, Inc. and its subsidiaries (“Andalay Solar”, “we”, “us”, “our” or the “Company”), formerly Westinghouse Solar, Inc. and Akeena Solar, Inc., for the years ended December 31, 2014 and 2013 appearing in our Form 10-K. The September 30, 2015 unaudited interim condensed consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual financial statements filed with our Annual Report on Form 10-K have been condensed or omitted as permitted by those rules and regulations. In the opinion of management, all adjustments, consisting of normal recurring accruals, necessary for a fair statement of the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year.

Description of Business

Andalay Solar is a designer of integrated solar mounting hardware which are integrated with compatible solar panels with microinverters (which we call AC solar panels). We design, market and sell these solar power systems to solar installers and do-it-yourself customers in the United States, Canada, the Caribbean and South America through distribution partnerships, our dealer network and retail outlets. Our products are designed for use in solar power systems for residential and commercial rooftop customers. Prior to September 2010, we were also in the solar power installation business, but decided to exit that business. During the fourth quarter 2014, we re-entered the solar power installation business. In August, 2015, we revamped our business and implemented our new strategy of licensing our patented products to large module manufacturers and until recently have been focusing our direct efforts on partnering with large national installers. As part of this effort to re-focus our business, we have terminated our solar power installation business, substantially reduced our headcount and have placed most of our existing mounting hardware parts inventory on consignment at reduced prices at three regional companies to serve as the direct sales and support for customers who would like to purchase our products, and are also de-emphasizing our direct efforts. Our main focus is now to rely upon our distribution partners to host customer visits and conduct product demonstrations with support from our personnel. We believe that this new strategy is less capital intensive and will enable us to better focus on our strategic future.

We were incorporated in February 2001 as Akeena Solar, Inc. in the State of California and elected at that time to be taxed as an S corporation. During June 2006, we reincorporated in the State of Delaware and became a C corporation. On August 11, 2006, we entered into a reverse merger transaction with Fairview Energy Corporation, Inc. (“Fairview”). Pursuant to the merger, our stockholders received one share of Fairview common stock for each issued and outstanding share of our common stock. Our common shares were also adjusted from $0.01 par value to $0.001 par value at the time of the Merger. On May 17, 2010, we entered into an exclusive worldwide license agreement with Westinghouse, Inc, which permitted us to manufacture, distribute and market solar panels under the Westinghouse name and in connection therewith, on April 6, 2011, we changed our name to Westinghouse Solar, Inc. On April 13, 2011, we effected a reverse split of our common stock at a ratio of 1 – for – 4. On August 23, 2013, the license agreement with Westinghouse, Inc. was terminated and on September 19, 2013, we changed our name to our current name, Andalay Solar, Inc. and increased our number of authorized shares of common stock to 500,000,000. On June 9, 2015, we increased the number of authorized shares of common stock to 1,250,000,000.

Our Corporate headquarters is located at 2721 Shattuck Avenue, #305, Berkeley, CA 94705 as of September 2015. Our telephone number is (408) 402-9400. Additional information about Andalay Solar is available on our website at http://www.andalaysolar.com/. The information on our web site is not incorporated herein by reference.

1. Description of Business

Andalay Solar, Inc. and its subsidiaries (Andalay Solar, the Company, we, us or our) is a designer and manufacturer of integrated solar power systems and solar panels with integrated microinverters (which we call AC solar panels). We design, market and sell these solar power systems to solar installers and do-it-yourself customers in the United States, Canada, the Caribbean and South America through distribution partnerships, our dealer network and retail outlets. Our products are designed for use in solar power systems for residential and commercial rooftop customers. Prior to September 2010, we were also in the solar power installation business, but decided to exit that business. Recently we have re-entered the solar power installation business.

In September 2007, we introduced our “plug and play” solar panel technology (under the brand name “Andalay”), which we believe significantly reduces the installation time and costs, and provides superior reliability and aesthetics, when compared to other solar panel mounting products and technology. Our panel technology offers the following features: (i) mounts closer to the roof with less space in between panels; (ii) no unsightly racks underneath or beside panels; (iii) built-in wiring connections; (iv) approximately 70% fewer roof-assembled parts and approximately 50% less roof-top labor required; (v) approximately 25% fewer roof attachment points; (vi) complete compliance with the National Electric Code and UL wiring and grounding requirements. We have seven U.S. patents (Patent No. 7,406,800, Patent No. 7,832,157, Patent No. 7,866,098, Patent No. 7,987,641, Patent No. 8,505,248, Patent No. 8,813,460, and Patent No. 8,938,919) that cover key aspects of our Andalay solar panel technology, as well as U.S. Trademark No. 3485653 for registration of the mark “Andalay Solar.” In addition to these U.S. patents, we have eight foreign patents. Currently, we have 15 issued patents and nine other pending U.S. and foreign patent applications that cover the Andalay technology working their way through the United States Patent and Trademark Office (“USPTO”) and foreign patent offices.

In February 2009, we began our strategic relationship with Enphase, a leading manufacturer of microinverters, to develop and market solar panel systems with ordinary AC house current output instead of high voltage DC output. We introduced Andalay AC panel products and began offering them to our customers in the second quarter of 2009. Andalay AC panels cost less to install, are safer, and generally provide higher energy output than ordinary DC panels. Andalay AC panels deliver 5-25% more energy compared to ordinary panels, produce safe household AC power, and have built-in panel level monitoring, racking, wiring, grounding and microinverters. With 80% fewer parts and 5 – 25% better performance than ordinary DC panels, we believe Andalay AC panels are an ideal solution for solar installers and do-it-yourself customers.

On May 7, 2012, we announced the execution of an agreement and plan of merger with CBD Energy Limited, an Australian corporation (CBD), which contemplated a merger in which CBD would become our parent company. The targeted completion of the merger was repeatedly delayed and on July 18, 2013 we terminated the merger. During such merger delays, our supply relationships had been disrupted, leading to a significant decline in our revenue and the implementation of significant cost reductions, including the lay-off of employees during the time we pursued the merger. Since the termination of the merger, we have been committed to focus our attention on rebuilding our core business, expanding our current product offering and exploring strategic opportunities.

In September 2013, we entered into a supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd., (Tianwei) a panel supplier located in China. We began receiving initial shipments from Tianwei in February 2014 but ended our relationship in June 2014.

On July 16, 2014, we entered into an agreement for supply of solar photovoltaic (“PV”) modules with Auxin Solar Inc. These modules are assembled in the United States and we began distributing these panels from our new supplier in December 2014.

Prior to September 2010, we were also in the solar power system installation business and we had completed over 4,300 solar power installations for customers in California, New York, New Jersey, Pennsylvania, Colorado and Connecticut since the commencement of our operations in 2001. In early 2009, we closed our non-California offices on the east coast and in Colorado and began distributing our solar power systems to customers outside of California. In September 2010, we made the strategic decision to exit our California solar panel installation business and expand our solar panel distribution network to dealers and other installers in California, by far the largest solar market in the United States. However, we recently made the decision to re-enter the solar panel installation business on a limited basis. Our business is now focused on design and manufacturing activities, and sales of our solar power systems to solar installers, trade workers and retailers through distribution partnerships, our dealer network and retail home improvement outlets as well as installation of our panels.

We were incorporated in February 2001 as Akeena Solar, Inc. in the State of California and elected at that time to be taxed as an S corporation. During June 2006, we reincorporated in the State of Delaware and became a C corporation. On August 11, 2006, we entered into a reverse merger transaction with Fairview Energy Corporation, Inc. (“Fairview”). Pursuant to the merger, our stockholders received one share of Fairview common stock for each issued and outstanding share of our common stock. Our common shares were also adjusted from $0.01 par value to $0.001 par value at the time of the Merger. On May 17, 2010, we entered into an exclusive worldwide license agreement with Westinghouse, Inc, which permitted us to manufacture, distribute and market solar panels under the Westinghouse name and in connection therewith, on April 6, 2011, we changed our name to Westinghouse Solar, Inc. On April 13, 2011, we effected a reverse split of our common stock at a ratio of 1 – for – 4. On August 23, 2013, the license agreement with Westinghouse, Inc. was terminated and on September 19, 2013, we changed our name to our current name, Andalay Solar, Inc. and increased our number of authorized shares of common stock to 500,000,000.